Information by business segment and geographic area (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 38,403	$ 38,056	$ 41,784
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	25,010	24,805	27,760
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,396	5,921	5,803
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	724	718	516
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	30,130	31,444	34,079
Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	4,291	3,666	5,193
Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,753	2,805	2,376
Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	229	141	136
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	8,273	6,612	7,569
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	19,405	19,375	22,210
Country Of China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	18,517	18,157	21,061
Country Of China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	16		2
Country Of China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of China [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	18,533	18,157	21,063
Country Of China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	523	432	693
Country Of China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	301	717	454
Country Of China [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	48	69
Country Of China [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	872	1,218	1,147
Country Of Japan [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,425	3,050	3,219
Country Of Japan [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,990	2,380	2,356
Country Of Japan [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	170	278	279
Country Of Japan [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2	2	1
Country Of Japan [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,162	2,660	2,636
Country Of Japan [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	263	360	583
Country Of Japan [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Japan [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		30
Country Of Japan [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	263	390	583
Asia Except Japan And China [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,873	2,887	2,675
Asia Except Japan And China [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,464	2,040	1,691
Asia Except Japan And China [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	323	378	407
Asia Except Japan And China [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	20	11	10
Asia Except Japan And China [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,807	2,429	2,108
Asia Except Japan And China [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	412	381	462
Asia Except Japan And China [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	588	77	105
Asia Except Japan And China [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	66
Asia Except Japan And China [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,066	458	567
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,135	3,565	3,755
Country Of Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	979	1,085	1,370
Country Of Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,362	1,706	1,684
Country Of Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	702	704	502
Country Of Brazil [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,043	3,495	3,556
Country Of Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	69	50	63
Country Of Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	23	20	136
Country Of Brazil [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	92	70	63
Country Of United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,108	1,075	1,623
Country Of United States Of America [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		26
Country Of United States Of America [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	193	172	262
Country Of United States Of America [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	193	198	262
Country Of United States Of America [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	869	855	1,361
Country Of United States Of America [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Country Of United States Of America [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	46	22
Country Of United States Of America [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	915	877	1,361
Americas Except United States And Brazil [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	763	970	897
Americas Except United States And Brazil [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			1
Americas Except United States And Brazil [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	192	443	398
Americas Except United States And Brazil [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		1	1
Americas Except United States And Brazil [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	192	444	400
Americas Except United States And Brazil [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	571	429	456
Americas Except United States And Brazil [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		97	41
Americas Except United States And Brazil [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Americas Except United States And Brazil [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	571	526	497
Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,853	1,467	1,351
Country Of Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	310	316	244
Country Of Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	138	188	55
Country Of Germany [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue			2
Country Of Germany [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	448	504	301
Country Of Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	574	401	458
Country Of Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	825	562	592
Country Of Germany [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	6
Country Of Germany [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,405	963	1,050
Europe Except Germany [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,871	3,019	3,677
Europe Except Germany [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	750	794	1,037
Europe Except Germany [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	89	146	374
Europe Except Germany [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Europe Except Germany [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	839	940	1,411
Europe Except Germany [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	953	727	1,082
Europe Except Germany [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	2,039	1,352	1,184
Europe Except Germany [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	40
Europe Except Germany [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	3,032	2,079	2,266
Middle East Africa And Oceania [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,970	2,648	2,377
Middle East Africa And Oceania [Member] | Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue		7
Middle East Africa And Oceania [Member] | Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,913	2,610	2,342
Middle East Africa And Oceania [Member] | Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	1,913	2,617	2,342
Middle East Africa And Oceania [Member] | Nickel And Other Products [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	57	31	35
Middle East Africa And Oceania [Member] | Copper [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue
Middle East Africa And Oceania [Member] | Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	$ 57	$ 31	$ 35